Segment and Geographical Information (Details) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Revenues	$ 32,718,000	$ 20,893,000	$ 59,121,000	$ 41,720,000	$ 85,627,000	$ 75,004,000
Gross margin	18,942,000	12,698,000	34,778,000	25,115,000	51,301,000	43,825,000
Net income (loss)			971,000	1,655,000	2,651,000	(564,000)
Direct Selling [Member]
Revenues			52,786,000	37,326,000	76,843	67,324
Gross margin			34,775,000	34,642,000	50,494	42,963
Net income (loss)			2,072,000	2,061,000	3,494	327
Capital expenditures					2,918	481
Total assets					24,887	15,443
Commercial Coffee [Member]
Revenues			6,335,000	4,394,000	8,784	7,680
Gross margin			3,000	473,000	807	862
Net income (loss)			(1,101,000)	(406,000)	(843)	(891)
Capital expenditures					873	280
Total assets					9,966	9,464
Total Segment [Member]
Revenues			59,121,000	41,720,000	85,627	75,004
Gross margin			34,778,000	25,115,000	51,301	43,825
Net income (loss)			971,000	1,655,000	2,651	(564)
Capital expenditures					3,791	761
Total assets					$ 34,853	$ 24,907